Variable Interest Entities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Variable Interest Entity [Line Items]
Other non-current assets	$ 2,137	$ 1,657	$ 1,603	$ 1,637	$ 938	$ 911	$ 910	$ 77	$ 78
Variable interest entities
Variable Interest Entity [Line Items]
Other non-current assets	$ 800	$ 800